Average Annual Total Returns{- Materials Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Materials Portfolio	Materials Portfolio Return Before Taxes Past 1 year	Materials Portfolio Return Before Taxes Past 5 years	Materials Portfolio Return Before Taxes Past 10 years	Materials Portfolio After Taxes on Distributions Past 1 year	Materials Portfolio After Taxes on Distributions Past 5 years	Materials Portfolio After Taxes on Distributions Past 10 years	Materials Portfolio After Taxes on Distributions and Sales Past 1 year	Materials Portfolio After Taxes on Distributions and Sales Past 5 years	Materials Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1519 Past 1 year	F1519 Past 5 years	F1519 Past 10 years
Total	21.78%	8.12%	6.13%	21.58%	7.14%	5.22%	13.03%	6.28%	4.80%	18.40%	15.22%	13.88%	19.54%	12.94%	8.84%